SHORT-TERM DEBTS	6 Months Ended
Jun. 30, 2021
SHORT-TERM DEBTS
SHORT-TERM DEBTS

6.     SHORT-TERM DEBTS

	December 31,	June 30,
	2020	2021
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Short-term bank and other borrowings (i)	6,000	6,000	929
Convertible loan (“CL”) (ii)	2,232	5,674	879
Total	8,232	11,674	1,808

(i)   The short-term borrowings as of December 31, 2020 and June 30, 2021 were consisted of RMB 6,000 borrowings that had a fixed annual interest rate of 4.15% and are due on September 30, 2021. These borrowings are pledged by certain properties of the Group and the Founder, and guaranteed by the Founder. Interest expense recognized for short-term borrowings for the six months ended June 30, 2020 and 2021 were RMB371 and RMB118(US$18), respectively. Subsequently, the loan was renewed in September 2021 for additional one year with the same term.

(ii)  On July 30, 2020, the Group issued convertible loans with an aggregate principal amount of US$265 to EMA Financial, LLC. (“EMC”). The CL is originally due in nine months and bears interest of 10% per annum if the conversion feature is not triggered. The CL is ultimately guaranteed by the Founder’s personal assets. The Group has elected to recognize the CL at fair value and therefore there was no further evaluation of embedded features for bifurcation. The loan was converted into 54,642 shares on February 17, 2021. The fair value of convertible loan immediately prior to conversion was assessed at RMB 2,283.

On February 5, 2021, the Group issued convertible loans with an aggregate principal amount of US$2,000 to Heng Zhang (“HZ”), Jie Wang, Hongyu Wang and Layette Holdings Inc. The CL is originally due in one year and bears interest of 0% per annum if the conversion feature is not triggered. Pursuant to the CL agreement, the conversion price is lower of (i) US$15 or (ii) the lower of 82% of the closing bidding price or 80% of Volume Weighted Average Price(VWAP) during the ten consecutive trading days immediately preceding conversion, but not lower than US$1. The Group has elected to recognize the CL at fair value and therefore there was no further evaluation of embedded features for bifurcation. The convertible loans were fully converted into 563,800 shares (refer to Note 8) on June 21, 2021. The fair value of convertible loan immediately prior to conversion was assessed at RMB 16,176.

On May 31, 2021, the Group issued convertible loan with an principal amount of US$703 to Ascent Investor Relations Inc., The CL is originally due in one year and bears interest of 0% per annum if the conversion feature is not triggered. Pursuant to the CL agreement, the conversion price is lower of (i) US$15 or (ii) the lower of 82% of the closing bidding price or 80% of Volume Weighted Average Price(VWAP) during the ten consecutive trading days immediately preceding conversion, but not lower than US$1. The Group has elected to recognize the CL at fair value and therefore there was no further evaluation of embedded features for bifurcation.

For the six months ended June 30, 2020 and 2021, due to change in fair value of convertible loans, the Group recognized an unrealized income of RMB 7,289 and  an unrealized loss of RMB 4,346 (US$673), respectively, in other expense. Interest expense recognized for these convertible loans for the six months ended June 30, 2020 and 2021 were RMB239 and RMB2,035 (US$315), respectively.